UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant, MFS Commodity Strategy Fund, has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Diversified Target Return Fund

SEMIANNUAL REPORT

April 30, 2012

DTR-SEM

MFS® DIVERSIFIED TARGET RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)		Net Market Exposure (c)
Equity	U.S. Small/Mid Cap	19.8%		(13.4)%		6.4%
	Japan	5.5%		0.0%	(o)	5.5%
	U.S. Large Cap	36.6%		(32.1)%		4.5%
	Europe ex-U.K.	10.5%		(8.4)%		2.1%
	Developed - Middle East/Africa	0.5%		0.0%		0.5%
	United Kingdom	6.4%		(6.2)%		0.2%
	North America ex-U.S.	0.7%		(1.5)%		(0.8)%
	Emerging Markets	3.2%		(4.7)%		(1.5)%
	Asia/Pacific ex-Japan	2.1%		(5.4)%		(3.3)%
Fixed Income	U.S.	0.0%		63.7%		63.7%
	Europe ex-U.K.	0.0%		46.1%		46.1%
Cash	Cash and Equivalents (d)	4.6%		(26.4)%		(21.8)%
	Derivative Offsets (e)	(0.0)%	(o)	(1.6)%		(1.6)%

Top ten holdings (c)
Markit Index CDX.NA Series 16 HG - 1.00 JUN 20 16	36.7%
Markit Itraxx Europe Index Series 16 - 1.00 DEC 20 16	19.3%
Deutsche Bank EUR Fixed Rate Swap - 2.469 SEP 14 21	16.3%
Markit Index CDX.NA Series 14 HY - 5.00 JUN 20 15	11.7%
Deutsche Bank EUR Fixed Rate Swap - 2.7775 NOV 30 21	10.4%
Citigroup USD Fixed Rate Swap - 2.6625 DEC 23 41	9.4%
FTSE 100 Future - JUN 15 12	(6.2)%
Dow Jones EURO STOXX 50 Future - JUN 15 12	(6.4)%
S&P 400 Mid Cap E-Mini Future - JUN 15 12	(9.8)%
S&P 500 Future - JUN 14 12	(31.7)%

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain option positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2011 through April 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/11	Ending Account Value 4/30/12	Expenses Paid During Period (p) 11/01/11-4/30/12
A	Actual	1.40%	$1,000.00	$1,051.88	$7.14
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
B	Actual	2.15%	$1,000.00	$1,049.14	$10.95
	Hypothetical (h)	2.15%	$1,000.00	$1,014.17	$10.77
C	Actual	2.15%	$1,000.00	$1,048.06	$10.95
	Hypothetical (h)	2.15%	$1,000.00	$1,014.17	$10.77
I	Actual	1.15%	$1,000.00	$1,053.83	$5.87
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77
W	Actual	1.25%	$1,000.00	$1,053.87	$6.38
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R1	Actual	2.15%	$1,000.00	$1,049.25	$10.95
	Hypothetical (h)	2.15%	$1,000.00	$1,014.17	$10.77
R2	Actual	1.65%	$1,000.00	$1,049.93	$8.41
	Hypothetical (h)	1.65%	$1,000.00	$1,016.66	$8.27
R3	Actual	1.40%	$1,000.00	$1,052.76	$7.15
	Hypothetical (h)	1.40%	$1,000.00	$1,017.90	$7.02
R4	Actual	1.15%	$1,000.00	$1,053.83	$5.87
	Hypothetical (h)	1.15%	$1,000.00	$1,019.14	$5.77

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 85.2%
Issuer	Shares/Par	Value ($)

Aerospace - 2.2%
BE Aerospace, Inc. (a)	1,610	$75,718
Cobham PLC	13,899	51,091
Honeywell International, Inc.	3,580	217,163
Huntington Ingalls Industries, Inc. (a)	138	5,444
Kaman Corp.	400	13,752
Lockheed Martin Corp.	4,834	437,670
Northrop Grumman Corp.	3,413	215,975
Precision Castparts Corp.	1,075	189,598
Rolls-Royce Holdings PLC	6,482	86,629
Rolls-Royce Holdings PLC, “C” , IPS (a)	546,430	887
Textron, Inc.	738	19,660
TransDigm Group, Inc. (a)	500	63,060
United Technologies Corp.	3,270	266,963

		$1,643,610
Airlines - 0.4%
Allegiant Travel Co. (a)	390	$22,916
Copa Holdings S.A., “A”	580	47,160
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	825	67,576
Qantas Airways Ltd. (a)	16,730	28,501
Spirit Airlines, Inc. (a)	1,480	35,550
Stagecoach Group PLC	10,433	41,991
United Continental Holdings, Inc. (a)	1,600	35,072

		$278,766
Alcoholic Beverages - 1.0%
Beam, Inc.	840	$47,695
Carlsberg Group	467	40,250
Diageo PLC	9,255	232,959
Heineken N.V.	6,011	328,734
Pernod Ricard S.A.	676	70,163
Tsingtao Brewery Co. Ltd.	4,000	24,283

		$744,084
Apparel Manufacturers - 1.2%
Cia.Hering S.A.	300	$7,444
Compagnie Financiere Richemont S.A.	661	40,855
Gerry Weber International AG	1,751	74,355

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Apparel Manufacturers - continued
Hanesbrands, Inc. (a)	970	$27,373
Li & Fung Ltd.	74,000	158,327
LVMH Moet Hennessy Louis Vuitton S.A.	1,306	216,353
Michael Kors Holdings Ltd. (a)	859	39,230
NIKE, Inc., “B”	570	63,766
Polo Ralph Lauren Corp.	160	27,563
PVH Corp.	230	20,424
Swatch Group Ltd.	52	23,982
VF Corp.	1,143	173,793

		$873,465
Automotive - 1.7%
Bayerische Motoren Werke AG	1,776	$168,817
BorgWarner Transmission Systems, Inc. (a)	810	64,022
Delphi Automotive PLC (a)	7,510	230,482
DENSO Corp.	2,100	67,897
Geely Automobile Holdings Ltd.	160,000	59,598
General Motors Co. (a)	3,600	82,800
GKN PLC	13,016	43,029
Guangzhou Automobile Group Co. Ltd., “H” (a)	58,000	64,364
Honda Motor Co. Ltd.	3,800	136,810
Johnson Controls, Inc.	6,820	218,035
Lear Corp.	560	23,240
LKQ Corp. (a)	1,650	55,193
USS Co. Ltd.	310	31,348

		$1,245,635
Biotechnology - 1.1%
Abcam PLC	7,327	$43,997
Alexion Pharmaceuticals, Inc. (a)	2,250	203,220
Amgen, Inc.	3,200	227,552
Anacor Pharmaceuticals, Inc. (a)	1,290	7,160
Biogen Idec, Inc. (a)	365	48,914
Celgene Corp. (a)	1,057	77,076
Dendreon Corp. (a)	1,480	17,242
Gilead Sciences, Inc. (a)	1,990	103,500
NewLink Genetics Corp. (a)	180	2,095
Regeneron Pharmaceuticals, Inc. (a)	190	25,699
SEQUENOM, Inc. (a)	3,290	16,845
ViroPharma, Inc. (a)	2,660	57,855

		$831,155

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - 1.6%
CBS Corp., “B”	3,207	$106,953
Discovery Communications, Inc., “A” (a)	2,235	121,629
Fuji Television Network, Inc.	26	43,813
Havas S.A.	7,240	41,018
Interpublic Group of Cos., Inc.	2,640	31,178
News Corp., “A”	7,500	147,000
Nippon Television Network Corp.	630	98,198
Omnicom Group, Inc.	1,215	62,342
Publicis Groupe	2,270	117,067
Rightmove PLC	2,470	61,772
Scripps Networks Interactive, Inc., “A”	550	27,621
Viacom, Inc., “B”	4,110	190,663
Walt Disney Co.	3,780	162,956

		$1,212,210
Brokerage & Asset Managers - 1.2%
Aberdeen Asset Management PLC	6,485	$29,837
Affiliated Managers Group, Inc. (a)	1,490	169,294
Blackrock, Inc.	664	127,209
BM&F Bovespa S.A.	4,400	24,745
CME Group, Inc.	180	47,848
Computershare Ltd.	2,918	25,480
Credit Suisse Group AG	3,497	83,644
Daiwa Securities Group, Inc.	11,000	41,408
Evercore Partners, Inc.	1,150	30,395
Franklin Resources, Inc.	680	85,347
GFI Group, Inc.	4,010	13,233
IG Group Holdings PLC	10,445	78,484
IntercontinentalExchange, Inc. (a)	370	49,225
Schroders PLC	2,128	48,971
TD AMERITRADE Holding Corp.	1,340	25,179

		$880,299
Business Services - 3.3%
Accenture PLC, “A”	4,670	$303,315
Amadeus Holdings AG	8,640	176,584
Brenntag AG	726	90,431
Brunel International N.V.	1,111	52,031
Bunzl PLC	3,843	63,801
Calix, Inc. (a)	2,870	22,845
Capita PLC	3,213	34,571
Cielo S.A.	1,893	56,805
Cognizant Technology Solutions Corp., “A” (a)	2,729	200,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Compass Group PLC	16,760	$175,167
Concur Technologies, Inc. (a)	840	47,510
Constant Contact, Inc. (a)	920	22,236
CoreLogic, Inc. (a)	1,380	23,046
Dun & Bradstreet Corp.	710	55,224
Equinix, Inc. (a)	107	17,569
Experian Group Ltd.	1,903	30,034
Fiserv, Inc. (a)	630	44,283
FleetCor Technologies, Inc. (a)	4,200	166,110
Gartner, Inc. (a)	1,170	51,246
Intertek Group PLC	3,345	136,529
Jones Lang LaSalle, Inc.	1,560	124,706
LPS Brasil - Consultoria de Imoveis S.A.	1,100	18,986
Michael Page International PLC	2,650	17,874
Mitsubishi Corp.	2,700	58,357
Multiplus S.A.	700	15,167
Nomura Research Institute Ltd.	5,500	126,061
Premier Farnell PLC	10,893	37,955
Sodexo	889	70,794
Vantiv, Inc. (a)	1,290	29,051
Verisk Analytics, Inc., “A” (a)	3,740	183,073

		$2,451,451
Cable TV - 0.8%
Cablevision Systems Corp., “A”	830	$12,301
Charter Communications, Inc., “A” (a)	430	26,002
Comcast Corp., “A”	2,820	85,531
Comcast Corp., “Special A”	6,050	180,472
Dish Network Corp., “A”	560	17,903
Time Warner Cable, Inc.	3,302	265,646
Virgin Media, Inc.	587	14,417

		$602,272
Chemicals - 1.2%
3M Co.	2,240	$200,166
Celanese Corp.	4,190	203,047
CF Industries Holdings, Inc.	1,180	227,811
E.I. du Pont de Nemours & Co.	599	32,023
Givaudan S.A.	51	49,503
Monsanto Co.	421	32,072
Nufarm Ltd.	14,908	75,999
PPG Industries, Inc.	660	69,458

		$890,079

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 3.4%
Ariba, Inc. (a)	450	$17,190
Autodesk, Inc. (a)	3,780	148,819
Check Point Software Technologies Ltd. (a)	4,890	284,256
Citrix Systems, Inc. (a)	1,100	94,171
Compuware Corp. (a)	1,090	9,505
Dassault Systemes S.A.	1,240	120,347
Fair Isaac Corp.	420	18,018
Intuit, Inc.	688	39,883
Microsoft Corp.	6,870	219,977
NetSuite, Inc. (a)	270	11,983
Nuance Communications, Inc. (a)	6,501	158,884
OBIC Co. Ltd.	600	126,135
Oracle Corp.	17,358	510,152
Parametric Technology Corp. (a)	4,700	101,426
Red Hat, Inc. (a)	3,290	196,117
Salesforce.com, Inc. (a)	82	12,770
SAP AG	701	46,479
SolarWinds, Inc. (a)	4,880	228,921
Symantec Corp. (a)	4,380	72,358
TIBCO Software, Inc. (a)	2,200	72,380
VeriSign, Inc.	390	16,033

		$2,505,804
Computer Software - Systems - 3.8%
Active Network, Inc. (a)	520	$8,736
Apple, Inc. (a)(s)	2,289	1,337,325
Aruba Networks, Inc. (a)	1,330	28,090
Asustek Computer, Inc.	3,660	36,664
Canon, Inc.	2,300	104,141
EMC Corp. (a)	6,950	196,060
ExactTarget, Inc. (a)	230	6,212
Fusion-io, Inc. (a)	520	13,338
Guidewire Software, Inc. (a)	670	18,237
Hewlett-Packard Co.	5,640	139,646
Infoblox, Inc. (a)	330	6,732
International Business Machines Corp.	1,225	253,673
Konica Minolta Holdings, Inc.	10,000	81,062
MICROS Systems, Inc.	1,480	84,108
National Instruments Corp.	1,130	30,736
NetApp, Inc. (a)	1,830	71,059
NICE Systems Ltd., ADR (a)	1,780	68,388
Nintendo Co. Ltd.	200	27,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
PROS Holdings, Inc. (a)	910	$17,918
Qlik Technologies, Inc. (a)	2,430	70,008
SciQuest, Inc. (a)	2,110	31,334
ServiceSource International, Inc. (a)	1,180	19,564
Splunk, Inc. (a)	360	12,222
Tangoe, Inc. (a)	950	19,456
Venture Corp. Ltd.	3,000	20,848
Verifone Systems, Inc. (a)	1,730	82,417
VMware, Inc. (a)	130	14,524
Xerox Corp.	4,640	36,099

		$2,835,692
Conglomerates - 0.2%
Alfa S.A.B de C.V.	4,106	$58,615
DCC PLC	948	23,968
First Pacific Co. Ltd.	28,000	30,423
Hutchison Whampoa Ltd.	5,000	48,108

		$161,114
Construction - 1.2%
Beacon Roofing Supply, Inc. (a)	960	$25,622
Bellway PLC	4,655	59,492
Corporacion GEO S.A.B. de C.V. (a)	16,062	21,419
Eagle Materials, Inc.	1,040	36,629
Geberit AG	387	81,820
Lennar Corp., “A”	290	8,045
Lennox International, Inc.	410	17,794
NVR, Inc. (a)	204	159,924
Owens Corning (a)	920	31,602
PDG Realty S.A., ADR	5,821	28,290
Pulte Homes, Inc. (a)	4,650	45,756
Sherwin-Williams Co.	760	91,413
Stanley Black & Decker, Inc.	4,154	303,907

		$911,713
Consumer Products - 1.5%
Chr. Hansen Holding A/S	1,191	$33,016
Christian Dior S.A.	393	59,226
Energizer Holdings, Inc. (a)	340	24,252
Estee Lauder Cos., Inc., “A”	520	33,982
Henkel KGaA, IPS	2,213	164,629
International Flavors & Fragrances, Inc.	300	18,063
Kao Corp.	4,100	109,823

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - continued
Kimberly-Clark de Mexico S.A. de C.V., “A”	16,500	$33,644
Kose Corp.	1,000	23,090
L’occitane International S.A.	5,000	13,340
Nu Skin Enterprises, Inc., “A”	310	16,523
Procter & Gamble Co.	4,742	301,781
Reckitt Benckiser Group PLC	4,131	240,480
Uni-Charm Corp.	1,100	61,448

		$1,133,297
Consumer Services - 0.4%
Anhanguera Educacional Participacoes S.A.	1,700	$22,599
H&R Block, Inc.	1,400	20,580
HomeAway, Inc. (a)	3,060	79,713
MakeMyTrip Ltd. (a)	700	13,587
Priceline.com, Inc. (a)	177	134,665
Sotheby’s	1,270	49,936

		$321,080
Containers - 0.5%
Ball Corp.	2,890	$120,686
Brambles Ltd.	2,409	18,121
Greif, Inc., “A”	370	19,847
Owens-Illinois, Inc. (a)	660	15,345
Sealed Air Corp.	950	18,221
Silgan Holdings, Inc.	2,890	126,784
Viscofan S.A.	863	39,011

		$358,015
Electrical Equipment - 2.3%
AMETEK, Inc.	2,735	$137,653
Amphenol Corp., “A”	350	20,349
Danaher Corp. (s)	6,980	378,456
General Electric Co.	8,680	169,954
Legrand S.A.	3,512	118,545
Mettler-Toledo International, Inc. (a)	450	80,694
MSC Industrial Direct Co., Inc., “A”	1,390	102,457
Schneider Electric S.A.	2,173	133,494
Sensata Technologies Holding B.V. (a)	3,090	98,138
Siemens AG	1,236	114,477
Spectris PLC	975	29,843
Tyco International Ltd.	5,040	282,895
W.W. Grainger, Inc.	80	16,626

		$1,683,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 2.2%
Altera Corp.	3,660	$130,186
ARM Holdings PLC	3,354	28,522
ASM International N.V.	442	15,624
ASML Holding N.V.	665	33,837
ASML Holding N.V.	3,307	168,624
Atmel Corp. (a)	3,520	31,222
Broadcom Corp., “A”	1,140	41,724
CEVA, Inc. (a)	1,020	22,532
Entegris, Inc. (a)	1,780	15,753
Halma PLC	4,824	31,715
Hittite Microwave Corp. (a)	500	26,770
Infineon Technologies AG	2,534	25,227
Intel Corp.	6,480	184,032
JDS Uniphase Corp. (a)	1,640	19,926
KLA-Tencor Corp.	1,160	60,494
Microchip Technology, Inc.	4,110	145,247
Monolithic Power Systems, Inc. (a)	1,920	39,782
Samsung Electronics Co. Ltd.	93	113,880
SanDisk Corp. (a)	1,340	49,593
Semtech Corp. (a)	240	6,542
Siliconware Precision Industries Co. Ltd., ADR	12,184	71,033
Stratasys, Inc. (a)	500	25,605
Taiwan Semiconductor Manufacturing Co. Ltd.	25,654	75,789
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,982	155,520
Ultratech, Inc. (a)	1,280	40,883
Universal Display Corp. (a)	180	8,095
Veeco Instruments, Inc. (a)	1,430	43,172

		$1,611,329
Energy - Independent - 2.6%
Apache Corp.	1,030	$98,818
Bankers Petroleum Ltd. (a)	8,841	30,608
Berry Petroleum Corp., “A”	260	11,843
Cabot Oil & Gas Corp.	8,330	292,716
Cairn Energy PLC	12,818	71,518
Celtic Exploration Ltd. (a)	4,520	66,255
Cenovus Energy, Inc.	550	19,960
Concho Resources, Inc. (a)	720	77,170
CONSOL Energy, Inc.	420	13,961
Energy XXI (Bermuda) Ltd.	1,546	58,253
EOG Resources, Inc.	460	50,513
EQT Corp.	2,380	118,572

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
HollyFrontier Corp.	1,710	$52,702
INPEX Corp.	21	139,823
Midstates Petroleum Co., Inc. (a)	1,110	18,115
Noble Energy, Inc.	810	80,449
Occidental Petroleum Corp.	2,430	221,665
Paramount Resources Ltd. (a)	750	20,247
Pinecrest Energy, Inc. (a)	7,890	20,926
Pioneer Natural Resources Co.	958	110,956
QEP Resources, Inc.	782	24,093
Range Resources Corp.	1,630	108,656
Reliance Industries Ltd.	3,187	45,059
SM Energy Co.	1,320	87,265
WPX Energy, Inc. (a)	5,490	96,459

		$1,936,602
Energy - Integrated - 3.3%
BG Group PLC	5,523	$130,012
BP PLC	35,478	256,219
Chevron Corp.	5,384	573,719
China Petroleum & Chemical Corp.	34,000	36,635
Exxon Mobil Corp. (s)	11,734	1,013,114
Hess Corp.	80	4,171
OAO Gazprom, ADR	2,670	30,812
Royal Dutch Shell PLC, “A”	10,247	364,693
Suncor Energy, Inc.	761	25,137

		$2,434,512
Engineering - Construction - 0.6%
Fluor Corp.	2,430	$140,333
JGC Corp.	8,000	231,663
Keppel Corp. Ltd.	7,200	64,291
Outotec Oyj	60	3,223

		$439,510
Entertainment - 0.0%
Six Flags Entertainment Corp.	720	$34,495

Food & Beverages - 3.4%
Britvic PLC	12,331	$76,486
Bunge Ltd.	2,903	187,242
Coca-Cola Co.	330	25,186
Coca-Cola Enterprises, Inc.	5,574	167,889
Ingredion, Inc.	930	53,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Dr Pepper Snapple Group, Inc.	2,262	$91,792
General Mills, Inc.	6,370	247,729
Green Mountain Coffee Roasters, Inc. (a)	430	20,963
Groupe Danone	7,708	542,294
J.M. Smucker Co.	720	57,334
Kellogg Co.	450	22,757
Kerry Group PLC	1,009	46,125
Kraft Foods, Inc., “A”	2,650	105,656
McCormick & Co., Inc.	270	15,096
Mead Johnson Nutrition Co., “A”	2,290	195,932
Nestle S.A.	7,829	479,582
PepsiCo, Inc. (s)	1,630	107,580
Smithfield Foods, Inc. (a)	2,750	57,640
Want Want China Holdings Ltd.	28,000	34,356

		$2,534,705
Food & Drug Stores - 1.1%
Cosmos Pharmaceutical Corp.	1,000	$56,209
CP All PLC	8,200	20,333
CVS Caremark Corp.	5,370	239,609
Dairy Farm International Holdings Ltd.	3,600	37,332
Kroger Co.	7,457	173,524
Lawson, Inc.	4,000	264,427
Walgreen Co.	860	30,152

		$821,586
Furniture & Appliances - 0.0%
Tempur-Pedic International, Inc. (a)	430	$25,301

Gaming & Lodging - 0.5%
Las Vegas Sands Corp.	2,083	$115,586
Morgans Hotel Group Co. (a)	1,720	8,531
Royal Caribbean Cruises Ltd.	2,580	70,615
Sands China Ltd.	40,000	157,244
WMS Industries, Inc. (a)	580	14,216
Wynn Resorts Ltd.	80	10,672

		$376,864
General Merchandise - 1.2%
Clicks Group Ltd.	7,665	$46,128
Costco Wholesale Corp.	579	51,050
Dollar General Corp. (a)	4,255	201,942
Kohl’s Corp.	1,300	65,169

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - continued
Lojas Renner S.A.	800	$25,715
Macy’s, Inc.	5,413	222,041
Target Corp.	5,140	297,812

		$909,857
Health Maintenance Organizations - 0.5%
Aetna, Inc.	4,837	$213,021
Humana, Inc.	1,070	86,328
UnitedHealth Group, Inc.	1,510	84,787

		$384,136
Insurance - 3.2%
ACE Ltd.	2,270	$172,452
Admiral Group PLC	2,375	46,677
Aflac, Inc.	1,500	67,560
AIA Group Ltd.	37,800	134,467
Allied World Assurance Co.	1,330	95,707
American International Group, Inc. (a)	559	19,023
Amlin PLC	11,430	61,177
Aon PLC	2,840	147,112
Assurant, Inc.	1,490	60,107
Berkshire Hathaway, Inc., “B” (a)	120	9,654
Catlin Group Ltd.	2,577	17,649
Chubb Corp.	1,160	84,761
Euler Hermes	183	12,962
Everest Re Group Ltd.	1,050	104,055
Genworth Financial, Inc. (a)	1,500	9,015
Hanover Insurance Group, Inc.	500	20,180
Hartford Financial Services Group, Inc.	4,750	97,613
Hiscox Ltd.	14,767	95,478
ING Groep N.V. (a)	18,030	127,136
Jardine Lloyd Thompson Group PLC	2,113	24,107
Lincoln National Corp.	2,371	58,730
MetLife, Inc.	3,520	126,826
Principal Financial Group, Inc.	570	15,772
Protective Life Corp.	650	19,019
Prudential Financial, Inc.	4,680	283,327
SNS REAAL Groep N.V. (a)	1,321	2,607
Sony Financial Holdings, Inc.	2,300	37,319
Storebrand A.S.A. (a)	7,816	35,127
Swiss Re Ltd.	2,696	169,010
Symetra Financial Corp.	1,700	20,672
Travelers Cos., Inc.	1,830	117,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Unum Group	980	$23,265
Willis Group Holdings PLC	690	25,157
Zurich Insurance Group AG	236	57,723

		$2,399,152
Internet - 1.1%
eBay, Inc. (a)	1,700	$69,785
Google, Inc., “A” (a)	959	580,416
LinkedIn Corp., “A” (a)	430	46,634
LogMeIn, Inc. (a)	310	11,163
Millennial Media, Inc. (a)	990	18,780
Rackspace Hosting, Inc. (a)	520	30,207
Yahoo Japan Corp.	210	63,027
Zynga, Inc. (a)	820	6,839

		$826,851
Leisure & Toys - 0.3%
Activision Blizzard, Inc.	1,130	$14,543
Brunswick Corp.	1,680	44,167
Hasbro, Inc.	1,630	59,886
Mattel, Inc.	910	30,576
Polaris Industries, Inc.	965	76,660
Sankyo Co. Ltd.	400	19,276

		$245,108
Machinery & Tools - 2.0%
Allison Transmission Holdings, Inc. (a)	1,490	$31,141
Burckhardt Compression Holding AG	157	43,373
Cummins, Inc.	1,886	218,455
Douglas Dynamics, Inc.	460	6,500
Eaton Corp.	1,130	54,443
Finning International, Inc.	40	1,118
Flowserve Corp.	270	31,031
Gardner Denver, Inc.	920	59,929
GEA Group AG	3,051	100,683
GLORY Ltd.	3,700	79,478
Herman Miller, Inc.	1,550	30,272
IPG Photonics Corp. (a)	510	24,684
Joy Global, Inc.	2,900	205,233
Kennametal, Inc.	400	16,892
Kone Oyj, “B”	661	40,905
Neopost S.A.	645	37,084
Polypore International, Inc. (a)	2,370	88,520

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Schindler Holding AG	1,217	$157,413
Sinotruk (Hong Kong) Ltd.	23,500	14,325
Spirax-Sarco Engineering PLC	983	36,788
United Rentals, Inc. (a)	2,670	124,636
WABCO Holdings, Inc. (a)	1,630	102,739

		$1,505,642
Major Banks - 3.8%
Banco Santander S.A.	6,639	$41,480
Bank of America Corp.	1,570	12,733
Bank of New York Mellon Corp.	3,660	86,559
Barclays PLC	37,101	131,411
BNP Paribas	2,025	81,353
BOC Hong Kong Holdings Ltd.	17,000	52,696
Comerica, Inc.	708	22,670
Goldman Sachs Group, Inc.	2,860	329,329
HSBC Holdings PLC	25,183	226,867
Huntington Bancshares, Inc.	4,770	31,911
JPMorgan Chase & Co. (s)	15,910	683,812
KeyCorp	6,550	52,662
Mitsubishi UFJ Financial Group, Inc.	10,700	51,312
Morgan Stanley	1,110	19,181
PNC Financial Services Group, Inc.	4,000	265,280
Regions Financial Corp.	3,730	25,140
Standard Chartered PLC	8,030	196,260
State Street Corp.	2,085	96,369
Sumitomo Mitsui Financial Group, Inc.	6,000	192,467
Wells Fargo & Co.	6,440	215,289

		$2,814,781
Medical & Health Technology & Services - 2.0%
Advisory Board Co. (a)	270	$24,613
Air Methods Corp. (a)	280	23,551
AmerisourceBergen Corp.	2,158	80,299
Brookdale Senior Living, Inc. (a)	2,390	45,434
Cerner Corp. (a)	2,094	169,802
Cross Country Healthcare, Inc. (a)	937	4,320
DaVita, Inc. (a)	680	60,234
Diagnosticos da America S.A.	6,800	49,052
Express Scripts Holding Co. (a)	630	35,148
Fleury S.A.	1,500	19,327
Fresenius Medical Care AG & Co. KGaA	537	38,122
HCA Holdings, Inc.	3,089	83,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Health Management Associates, Inc., “A” (a)	2,650	$19,080
Healthcare Services Group, Inc.	1,610	34,164
HealthStream, Inc. (a)	280	6,418
Henry Schein, Inc. (a)	380	29,161
Hogy Medical Co. Ltd.	1,100	50,701
IDEXX Laboratories, Inc. (a)	530	46,603
IPC The Hospitalist Co., Inc. (a)	490	18,821
Kobayashi Pharmaceutical Co. Ltd.	800	40,131
Lincare Holdings, Inc.	380	9,272
McKesson Corp.	2,070	189,219
Miraca Holdings, Inc.	4,000	157,167
Patterson Cos., Inc.	1,850	63,067
Quest Diagnostics, Inc.	630	36,345
RHÖN-KLINIKUM AG	801	22,531
SXC Health Solutions Corp. (a)	1,120	101,450
Universal Health Services, Inc.	210	8,969

		$1,466,157
Medical Equipment - 2.7%
Align Technology, Inc. (a)	880	$27,905
Ansell Ltd.	1,475	22,753
Becton, Dickinson & Co.	410	32,165
CareFusion Corp. (a)	500	12,955
Cepheid, Inc. (a)	550	21,126
Conceptus, Inc. (a)	3,130	58,750
Cooper Cos., Inc.	1,110	97,869
Covidien PLC	4,206	232,297
DENTSPLY International, Inc.	780	32,027
DexCom, Inc. (a)	2,110	20,657
DIASORIN S.p.A.	1,143	30,124
Edwards Lifesciences Corp. (a)	1,400	116,158
Endologix, Inc. (a)	5,070	75,949
Essilor International S.A.	789	69,494
Gen-Probe, Inc. (a)	620	50,561
Heartware International, Inc. (a)	190	14,812
Intuitive Surgical, Inc. (a)	120	69,384
Masimo Corp. (a)	1,300	28,769
Medtronic, Inc.	2,880	110,016
Nihon Kohden Corp.	900	26,236
NxStage Medical, Inc. (a)	1,780	30,260
Pall Corp.	1,340	79,877
PerkinElmer, Inc.	1,100	30,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Sirona Dental Systems, Inc. (a)	1,260	$63,643
Sonova Holding AG	1,031	113,817
St. Jude Medical, Inc.	2,380	92,154
Synthes, Inc. (n)	253	43,623
Teleflex, Inc.	350	21,935
Thermo Fisher Scientific, Inc.	5,803	322,937
Thoratec Corp. (a)	380	13,228
Uroplasty, Inc. (a)	3,390	10,306
Vocera Communications, Inc. (a)	1,070	23,700
Volcano Corp. (a)	1,210	32,850
Waters Corp. (a)	148	12,448

		$2,041,145
Metals & Mining - 0.8%
Cliffs Natural Resources, Inc.	290	$18,055
Globe Specialty Metals, Inc.	2,180	29,081
Iluka Resources Ltd.	7,729	136,412
Molycorp, Inc. (a)	490	13,259
Rio Tinto Ltd.	1,241	85,658
Rio Tinto PLC	2,860	159,319
Steel Authority of India Ltd.	3,755	6,748
Steel Dynamics, Inc.	4,236	54,094
Sumitomo Metal Industries Ltd.	10,000	17,971
Teck Resources Ltd., “B”	1,674	62,463

		$583,060
Natural Gas - Distribution - 0.4%
AGL Resources, Inc.	1,670	$65,848
China Resources Gas Group Ltd.	2,000	3,887
NorthWestern Corp.	500	17,760
ONEOK, Inc.	1,050	90,185
Spectra Energy Corp.	910	27,973
Tokyo Gas Co. Ltd.	15,000	72,325
Vectren Corp.	570	16,785

		$294,763
Natural Gas - Pipeline - 0.1%
El Paso Corp.	1,010	$29,967
Enagas S.A.	3,190	56,055

		$86,022

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.2%
Cisco Systems, Inc.	1,740	$35,061
Ericsson, Inc., “B”	18,083	179,181
F5 Networks, Inc. (a)	1,871	250,583
Finisar Corp. (a)	1,120	18,502
Fortinet, Inc. (a)	5,430	141,832
Juniper Networks, Inc. (a)	3,130	67,076
Qualcomm, Inc.	1,850	118,104
VTech Holdings Ltd.	5,100	57,188

		$867,527
Oil Services - 1.4%
AMEC PLC	1,660	$30,577
Atwood Oceanics, Inc. (a)	530	23,495
Cameron International Corp. (a)	3,000	153,750
Core Laboratories N.V.	400	54,792
Dresser-Rand Group, Inc. (a)	4,610	224,415
Ensco International PLC, ADR	1,230	67,220
FMC Technologies, Inc. (a)	2,220	104,340
Halliburton Co.	2,400	82,128
Lufkin Industries, Inc.	190	14,600
National Oilwell Varco, Inc.	120	9,091
Oceaneering International, Inc.	350	18,071
Oil States International, Inc. (a)	220	17,508
Saipem S.p.A.	634	31,320
Schlumberger Ltd.	1,164	86,299
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	605	53,832
Technip	440	49,757
Transocean, Inc.	280	14,109

		$1,035,304
Other Banks & Diversified Financials - 3.5%
Aeon Credit Service Co. Ltd.	2,300	$40,156
Air Lease Corp. (a)	930	21,874
Anglo Irish Bank Corp. PLC (a)	10,470	0
Assured Guaranty Ltd.	3,020	42,824
Banco Santander Brasil S.A., ADR	2,420	19,529
Banco Santander Chile, ADR	340	27,815
Brookline Bancorp, Inc.	2,010	18,050
Capital One Financial Corp.	2,670	148,132
CapitalSource, Inc.	1,950	12,578
Chiba Bank Ltd.	14,000	84,938
China Construction Bank	87,420	68,055
CIT Group, Inc. (a)	790	29,902

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Citigroup, Inc.	1,709	$56,465
Credicorp Ltd.	330	43,200
Discover Financial Services	9,782	331,610
DNB A.S.A.	3,670	39,567
Fifth Third Bancorp	7,690	109,429
First Niagara Financial Group, Inc.	3,450	30,843
First Republic Bank (a)	920	30,388
Hachijuni Bank Ltd.	3,000	16,306
HDFC Bank Ltd.	3,024	31,129
HDFC Bank Ltd., ADR	860	29,524
ICICI Bank Ltd.	1,452	24,311
Itau Unibanco Holding S.A., ADR	6,420	100,730
Joyo Bank Ltd.	4,000	17,439
Julius Baer Group Ltd.	2,645	101,266
Jyske Bank (a)	1,222	38,268
Komercni Banka A.S.	244	44,869
MasterCard, Inc., “A”	560	253,271
People’s United Financial, Inc.	2,360	29,122
PT Bank Mandiri (Persero) Tbk.	32,000	25,766
PT Bank Rakyat Indonesia (Persero) Tbk.	56,000	40,520
Sapporo Hokuyo Holdings, Inc.	3,600	12,542
Siam Commercial Bank Public Co. Ltd.	12,700	62,158
SunTrust Banks, Inc.	1,570	38,120
Sydbank A/S (a)	334	5,806
UniCredit S.p.A (a)	5,722	22,768
Unione di Banche Italiane S.c.p.A.	1,610	5,980
Visa, Inc., “A”	2,238	275,229
Western Union Co.	7,420	136,380
Westpac Banking Corp.	5,990	141,864
Wintrust Financial Corp.	810	29,265
Zions Bancorporation	710	14,477

		$2,652,465
Pharmaceuticals - 3.8%
Abbott Laboratories	6,469	$401,466
Allergan, Inc.	600	57,600
Bayer AG	3,891	274,059
Genomma Lab Internacional S.A., “B” (a)	16,493	29,096
GlaxoSmithKline PLC	4,992	115,447
Hisamitsu Pharmaceutical Co., Inc.	400	17,757
Johnson & Johnson	4,700	305,923
Merck & Co., Inc.	4,820	189,137

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Novartis AG	2,660	$146,679
Novo Nordisk A/S, “B”	325	47,939
Perrigo Co.	810	84,969
Pfizer, Inc.	22,929	525,762
Roche Holding AG	1,993	364,060
Sanofi	628	47,932
Santen Pharmaceutical Co. Ltd.	4,700	195,669
Teva Pharmaceutical Industries Ltd., ADR	1,080	49,399
United Therapeutics Corp. (a)	379	16,581

		$2,869,475
Pollution Control - 0.3%
Republic Services, Inc.	3,698	$101,214
Stericycle, Inc. (a)	510	44,166
Waste Connections, Inc.	3,065	98,785

		$244,165
Precious Metals & Minerals - 0.2%
Coeur d’Alene Mines Corp. (a)	1,900	$40,945
Colossus Minerals, Inc. (a)	1,870	8,762
Goldcorp, Inc.	410	15,687
Goldcorp, Inc.	610	23,360
Newcrest Mining Ltd.	2,276	62,370

		$151,124
Printing & Publishing - 0.2%
Moody’s Corp.	1,731	$70,884
Pearson PLC	5,020	94,505
UBM PLC	1,509	14,437

		$179,826
Railroad & Shipping - 0.6%
Canadian National Railway Co.	1,180	$100,630
CSX Corp.	1,410	31,457
Diana Shipping, Inc. (a)	2,610	20,515
East Japan Railway Co.	1,000	62,149
Kansas City Southern Co.	1,660	127,853
Kuehne & Nagel International AG	190	23,089
Union Pacific Corp.	940	105,694

		$471,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - 0.7%
Annaly Mortgage Management, Inc., REIT	2,360	$38,515
Ascendas Real Estate Investment Trust, REIT	33,000	55,467
Big Yellow Group PLC, REIT	2,910	13,998
BioMed Realty Trust, Inc., REIT	3,470	68,775
Brasil Brokers Participacoes S.A.	6,800	23,259
Deutsche Wohnen AG	3,427	50,376
Entertainment Properties Trust, REIT	750	35,993
GSW Immobilien AG (a)	1,818	60,511
Hang Lung Properties Ltd.	14,000	51,787
Mack-Cali Realty Corp., REIT	973	27,945
Midland Holdings Ltd.	80,000	40,419
Public Storage, Inc., REIT	140	20,056
Starwood Property Trust, Inc., REIT	1,740	36,314

		$523,415
Restaurants - 0.7%
Ajisen (China) Holdings Ltd.	36,000	$40,368
Arcos Dorados Holdings, Inc.	1,720	30,736
Dunkin Brands Group, Inc.	720	23,306
McDonald’s Corp.	810	78,935
P.F. Chang’s China Bistro, Inc.	400	15,876
Starbucks Corp.	2,850	163,533
Whitbread PLC	1,635	51,132
YUM! Brands, Inc.	1,810	131,641

		$535,527
Special Products & Services - 0.1%
Filtrona PLC	5,197	$39,168

Specialty Chemicals - 2.0%
Air Products & Chemicals, Inc.	730	$62,408
Airgas, Inc.	3,100	284,084
Akzo Nobel N.V.	2,692	144,264
Albemarle Corp.	1,070	69,871
Chugoku Marine Paints Ltd.	3,000	17,849
Ecosynthetix, Inc. (a)(z)	650	3,290
Elementis PLC	25,887	87,427
FMC Corp.	390	43,076
Kansai Paint Co. Ltd.	6,000	64,437
L’Air Liquide S.A.	326	41,931
Linde AG	1,303	223,014
LyondellBasell Industries N.V., “A”	370	15,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Nippon Paint Co. Ltd.	4,000	$30,561
Praxair, Inc.	341	39,454
Rockwood Holdings, Inc. (a)	2,280	126,175
Shin-Etsu Chemical Co. Ltd.	1,700	98,015
Sika AG	31	65,678
Symrise AG	3,930	113,927

		$1,530,920
Specialty Stores - 2.5%
ABC-Mart, Inc.	1,100	$40,051
Advance Auto Parts, Inc.	1,413	129,713
American Eagle Outfitters, Inc.	5,330	95,993
Children’s Place Retail Store, Inc. (a)	1,050	48,279
Citi Trends, Inc. (a)	1,570	17,490
Esprit Holdings Ltd.	14,981	30,894
Ethan Allen Interiors, Inc.	950	22,040
Francesca’s Holdings Corp. (a)	1,410	44,204
Gap, Inc.	5,010	142,785
Industria de Diseno Textil S.A.	1,480	133,119
Monro Muffler Brake, Inc.	530	21,868
NEXT PLC	719	34,177
Nitori Co. Ltd.	550	50,528
O’Reilly Automotive, Inc. (a)	1,200	126,552
PetSmart, Inc.	4,210	245,275
Ross Stores, Inc.	3,502	215,688
rue21, Inc. (a)	770	23,370
Sally Beauty Holdings, Inc. (a)	1,010	26,866
Staples, Inc.	2,780	42,812
Tiffany & Co.	1,200	82,152
Tractor Supply Co.	1,010	99,394
Urban Outfitters, Inc. (a)	7,084	205,153

		$1,878,403
Telecommunications - Wireless - 1.7%
American Tower Corp., REIT	5,512	$361,477
KDDI Corp.	40	261,683
MTN Group Ltd.	1,239	21,660
NTT DoCoMo, Inc.	38	64,653
SBA Communications Corp. (a)	980	52,665
TIM Participacoes S.A., ADR	4,683	140,162
Vodafone Group PLC	128,801	356,398

		$1,258,698

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 1.1%
AT&T, Inc.	8,150	$268,215
CenturyLink, Inc.	2,794	107,737
China Unicom (Hong Kong) Ltd.	64,000	113,834
Frontier Communications Corp.	1,610	6,504
Royal KPN N.V.	3,255	29,217
TDC A.S.	3,711	26,610
Telecom Italia S.p.A.	16,679	18,954
Telecom Italia S.p.A.	69,750	65,553
Verizon Communications, Inc.	4,520	182,518
Ziggo N.V.	50	1,573

		$820,715
Tobacco - 2.1%
Altria Group, Inc.	4,059	$130,740
British American Tobacco PLC	2,360	120,991
Japan Tobacco, Inc.	51	281,616
Lorillard, Inc.	2,010	271,933
Philip Morris International, Inc.	6,811	609,653
Reynolds American, Inc.	830	33,889
Schweitzer-Mauduit International, Inc.	250	16,955
Swedish Match AB	2,832	115,112

		$1,580,889
Trucking - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	590	$27,170
DSV A.S.	1,505	34,276
Expeditors International of Washington, Inc.	4,270	170,800
Landstar System, Inc.	290	15,535
Swift Transportation Co. (a)	3,450	36,191
United Parcel Service, Inc., “B”	1,680	131,275
Yamato Holdings Co. Ltd.	9,500	146,262

		$561,509
Utilities - Electric Power - 1.5%
AES Corp. (a)	17,060	$213,591
American Electric Power Co., Inc.	3,490	135,552
American Water Works Co., Inc.	300	10,272
Calpine Corp. (a)	830	15,563
CenterPoint Energy, Inc.	960	19,402
CEZ A.S.	1,459	58,831
CMS Energy Corp.	7,160	164,608
DTE Energy Co.	520	29,318
Edison International	1,620	71,296

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Energias de Portugal S.A.	3,965	$11,337
Energias do Brasil S.A.	3,500	24,476
Entergy Corp.	400	26,224
Exelon Corp.	660	25,747
Fortum Oyj	2,415	51,947
GenOn Energy, Inc. (a)	3,690	7,860
Great Plains Energy, Inc.	810	16,540
Northeast Utilities	1,010	37,138
OGE Energy Corp.	280	15,109
PG&E Corp.	1,140	50,365
Portland General Electric Co.	660	17,048
PPL Corp.	570	15,590
Public Service Enterprise Group, Inc.	440	13,706
Suez Environnement	1,540	21,720
Tractebel Energia S.A.	2,030	34,984
Tractebel Energia S.A., ADR	2,266	38,987
Wisconsin Energy Corp.	400	14,736

		$1,141,947
Total Common Stocks (Identified Cost, $43,530,972)		$63,677,364

Convertible Preferred Stocks - 0.1%
Automotive - 0.0%
General Motors Co., 4.75%	500	$19,520

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	1,600	$85,424
Total Convertible Preferred Stocks (Identified Cost, $105,841)		$104,944

	Strike Price		First Exercise

Rights - 0.0%
Real Estate - 0.0%
GSW Immobilien AG (3 shares for 13 rights) (Identified Cost, $0) (a)	EUR	21.30	4/19/12	1,818	$2,135

Money Market Funds - 6.7%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)				4,996,245	$4,996,245
Total Investments (Identified Cost, $48,633,058)					$68,780,688

Portfolio of Investments (unaudited) – continued

Securities Sold Short - (0.1)%
Issuer	Shares/Par	Value ($)

Computer Software - Systems - 0.0%
Dell, Inc. (a)	(1,820)	$(29,793)

Food & Beverages - 0.0%
Conagra Foods, Inc.	(780)	$(20,140)
Total Securities Sold Short (Proceeds Received, $48,501)		$(49,933)

Other Assets, Less Liabilities - 8.1%		5,990,308
Net Assets - 100.0%		$74,721,063

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,623 representing 0.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At April 30, 2012, the value of securities pledged amounted to $553,391. In addition, at April 30, 2012, the fund had cash collateral of $4,434,176.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ecosynthetix, Inc.	7/28/11	$6,148	$3,290
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	2,140,000	6/22/12	$2,227,107	$2,217,561	$9,546
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	5/22/12	433,914	396,985	36,929
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	5/22/12	557,852	555,887	1,965
BUY	EUR	Barclays Bank PLC	555,000	5/22/12	729,067	734,708	5,641
BUY	EUR	JPMorgan Chase Bank N.A.	6,315,000	5/22/12-6/22/12	8,260,999	8,361,031	100,032
BUY	MYR	JPMorgan Chase Bank N.A.	4,877,000	5/22/12	1,598,649	1,609,154	10,505
BUY	NOK	JPMorgan Chase Bank N.A.	580,000	7/19/12	99,957	101,031	1,074
SELL	NZD	Morgan Stanley Capital Services, Inc.	7,465,000	7/19/12	6,141,949	6,072,404	69,545
BUY	PLN	JPMorgan Chase Bank N.A.	5,140,000	6/22/12	1,614,189	1,620,697	6,508
BUY	SEK	JPMorgan Chase Bank N.A.	4,916,368	5/22/12	728,990	730,846	1,856

							$243,601

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Goldman Sachs International	7,250,000	6/22/12	$7,470,364	$7,512,765	$(42,401)
SELL	CAD	JPMorgan Chase Bank N.A.	780,000	5/22/12	780,617	789,250	(8,633)
SELL	CHF	JPMorgan Chase Bank N.A.	1,485,000	5/22/12	1,611,364	1,636,448	(25,084)
SELL	EUR	Goldman Sachs International	12,175,000	5/22/12	15,956,311	16,117,246	(160,935)
SELL	GBP	Barclays Bank PLC	454,178	5/22/12	729,067	736,981	(7,914)
SELL	GBP	JPMorgan Chase Bank N.A.	2,045,000	5/22/12	3,221,140	3,318,361	(97,221)
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	7/19/12	837,696	838,031	(335)
SELL	HUF	JPMorgan Chase Bank N.A.	348,350,000	6/22/12	1,547,051	1,595,634	(48,583)
SELL	JPY	JPMorgan Chase Bank N.A.	293,700,000	6/22/12	3,527,822	3,680,327	(152,505)
BUY	KRW	JPMorgan Chase Bank N.A.	1,367,000,000	5/22/12	1,210,538	1,207,894	(2,644)
BUY	MXN	JPMorgan Chase Bank N.A.	60,060,000	6/22/12	4,698,906	4,588,349	(110,557)
SELL	SGD	JPMorgan Chase Bank N.A.	565,000	7/19/12	453,020	456,676	(3,656)

							$(660,468)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Short)	CAD	8	$1,131,184	June - 2012	$10,704
DJ Euro Stoxx 50 (Short)	EUR	160	4,801,325	June - 2012	171,982
FTSE 100 Index (Short)	GBP	50	4,637,437	June - 2012	138,726
IBEX 35 Index (Short)	EUR	27	2,456,225	May - 2012	105,972
MSCI Taiwan Index (Short)	USD	131	3,504,250	May - 2012	39,981
Topix Index (Short)	JPY	39	3,924,767	June - 2012	83,748

					$551,113

Liability Derivatives
Equity Futures
DAX Index (Long)	EUR	12	$2,690,420	June - 2012	$(82,631)
E-mini NASDAQ-100 Future (Short)	USD	5	271,925	June - 2012	(7,530)
E-mini S&P MidCap 400 (Short)	USD	74	7,323,040	June - 2012	(52,022)
Hang Seng Index (Short)	HKD	9	1,214,515	May - 2012	(20,863)
MSCI Singapore Free Index (Short)	SGD	16	881,261	May - 2012	(4,489)
Nikkei 225 Index (Long)	JPY	33	3,931,331	June - 2012	(65,744)
OMX Index (Short)	SEK	109	1,698,741	May - 2012	(39,589)
Russell 2000 Index Mini (Short)	USD	33	2,689,170	June - 2012	(1,749)
SPI 200 Index (Short)	AUD	17	1,944,721	June - 2012	(72,500)
S&P 500 Future (Short)	USD	68	23,691,200	June - 2012	(400,375)

					$(747,492)

Swap Agreements at 4/30/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
9/14/21	EUR	8,800,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$507,120
11/30/21	EUR	5,500,000	Deutsche Bank	2.7775% (fixed rate)	6-Month EURIBOR	444,964

						$952,084

Portfolio of Investments (unaudited) – continued

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Credit Default Swaps
6/20/15	USD	8,487,500	JPMorgan Chase Bank (a)	5.00% (fixed rate)	(1)	$214,249
6/20/16	USD	27,200,000	Goldman Sachs International (b)	1.00% (fixed rate)	(2)	192,844
6/20/16	USD	4,400,000	Deutsche Bank (c)	1.00% (fixed rate)	(2)	31,195

						$438,288

						$1,390,372

Liability Derivatives
Interest Rate Swaps
12/23/41	USD	7,200,000	Citibank N.A.	2.6625% (fixed rate)	3-Month LIBOR	$(174,175)

Credit Default Swaps
12/20/16	EUR	11,100,000	Citibank N.A. (d)	1.00% (fixed rate)	(3)	$(238,129)

						$(412,304)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.14 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.16 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the ITRAXX Europe 16 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums received by the fund amounted to $149,266.
(b)	Net unamortized premiums received by the fund amounted to $1,511.
(c)	Net unamortized premiums received by the fund amounted to $44,202.
(d)	Net unamortized premiums received by the fund amounted to $217,372.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $43,636,813)	$63,784,443
Underlying affiliated funds, at cost and value	4,996,245
Total investments, at value (identified cost, $48,633,058)	$68,780,688
Cash	2,571
Restricted cash	4,360,166
Foreign currency, at value (identified cost, $433,108)	425,313
Deposits with brokers	74,010
Receivables for
Forward foreign currency exchange contracts	243,601
Daily variation margin on open futures contracts	232,340
Investments sold	385,960
Fund shares sold	641,643
Interest and dividends	179,072
Swaps, at value (net unamortized premiums received, $194,979)	1,390,372
Receivable from investment adviser	33,427
Other assets	564
Total assets	$76,749,727
Liabilities
Payables for
Dividends on securities sold short	$187
Securities sold short, at value (proceeds received, $48,501)	49,933
Forward foreign currency exchange contracts	660,468
Investments purchased	516,839
Fund shares reacquired	137,411
Swaps, at value (net unamortized premiums received, $217,372)	412,304
Payable to affiliates
Shareholder servicing costs	45,449
Distribution and service fees	3,400
Payable for independent Trustees’ compensation	902
Accrued expenses and other liabilities	201,771
Total liabilities	$2,028,664
Net assets	$74,721,063
Net assets consist of
Paid-in capital	$114,035,578
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $3,069 deferred country tax)	20,916,846
Accumulated net realized gain (loss) on investments and foreign currency transactions	(60,281,903)
Undistributed net investment income	50,542
Net assets	$74,721,063
Shares of beneficial interest outstanding	7,943,303

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$39,654,628	4,201,339	$9.44
Class B	3,918,745	421,579	9.30
Class C	17,166,472	1,849,412	9.28
Class I	12,414,919	1,305,721	9.51
Class W	296,697	31,113	9.54
Class R1	108,145	11,710	9.24
Class R2	125,627	13,402	9.37
Class R3	110,092	11,663	9.44
Class R4	925,738	97,364	9.51

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.02 [100 / 94.25 x $9.44]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, W, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$667,927
Dividends from underlying affiliated funds	1,969
Foreign taxes withheld	(19,648)
Total investment income	$650,248
Expenses
Management fee	$333,447
Distribution and service fees	158,833
Shareholder servicing costs	54,137
Administrative services fee	10,564
Independent Trustees’ compensation	2,318
Custodian fee	109,331
Shareholder communications	14,829
Audit and tax fees	45,603
Legal fees	1,249
Registration fees	58,907
Dividend and interest expense on securities sold short	611
Miscellaneous	3,221
Total expenses	$793,050
Fees paid indirectly	(267)
Reduction of expenses by investment adviser	(207,056)
Net expenses	$585,727
Net investment income	$64,521
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $872 country tax)	$3,257,920
Written option transactions	21,848
Futures contracts	(9,140,605)
Swap transactions	(23,437)
Securities sold short	(1,282)
Foreign currency transactions	1,997,000
Net realized gain (loss) on investments and foreign currency transactions	$(3,888,556)
Change in unrealized appreciation (depreciation)
Investments (net of $2,636 increase in deferred country tax)	$2,706,943
Written options	523
Futures contracts	4,516,858
Swap transactions	1,600,924
Securities sold short	2,740
Translation of assets and liabilities in foreign currencies	(1,305,922)
Net unrealized gain (loss) on investments and foreign currency translation	$7,522,066
Net realized and unrealized gain (loss) on investments and foreign currency	$3,633,510
Change in net assets from operations	$3,698,031

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$64,521	$558,516
Net realized gain (loss) on investments and foreign currency transactions	(3,888,556)	23,883,703
Net unrealized gain (loss) on investments and foreign currency translation	7,522,066	(20,756,330)
Change in net assets from operations	$3,698,031	$3,685,889
Distributions declared to shareholders
From net investment income	$(2,070,008)	$(4,700,065)
Change in net assets from fund share transactions	$(3,329,859)	$(124,128,577)
Total change in net assets	$(1,701,836)	$(125,142,753)
Net assets
At beginning of period	76,422,899	201,565,652
At end of period (including undistributed net investment income of $50,542 and $2,056,029, respectively)	$74,721,063	$76,422,899

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class A			2011	2010	2009		2008 (c)

Net asset value, beginning of period	$9.25		$9.17	$8.60	$10.45		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.03	$0.06		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.26	0.54	0.00	(g)(w)	(1.61)
Total from investment operations	$0.47		$0.30	$0.57	$0.06		$(1.54)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.22)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	(1.91)		—
Total distributions declared to shareholders	$(0.28)		$(0.22)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$9.44		$9.25	$9.17	$8.60		$10.45
Total return (%) (r)(s)(t)(x)	5.19	(n)	3.25	6.63	3.16		(12.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.85	1.75	1.85		2.12	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.40		1.41	(a)
Net investment income	0.35	(a)	0.46	0.33	0.73		0.64	(a)
Portfolio turnover	31		69	85	138		92
Net assets at end of period (000 omitted)	$39,655		$41,358	$70,790	$83,020		$142,605
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	1.40	1.40	1.40		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class B			2011	2010	2009		2008 (c)

Net asset value, beginning of period	$9.06		$8.98	$8.49	$10.40		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.04)	$(0.00	)(w)	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		0.25	0.53	0.00	(g)(w)	(1.62)
Total from investment operations	$0.44		$0.22	$0.49	$0.00	(w)	$(1.59)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.14)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	(1.91)		—
Total distributions declared to shareholders	$(0.20)		$(0.14)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$9.30		$9.06	$8.98	$8.49		$10.40
Total return (%) (r)(s)(t)(x)	4.91	(n)	2.45	5.77	2.47		(13.28	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.71	(a)	2.61	2.50	2.56		2.82	(a)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.12		2.06	(a)
Net investment income (loss)	(0.39	)(a)	(0.28)	(0.42)	(0.04)		0.25	(a)
Portfolio turnover	31		69	85	138		92
Net assets at end of period (000 omitted)	$3,919		$3,958	$5,704	$6,870		$8,909
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	2.15	2.12		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class C			2011	2010	2009		2008 (c)

Net asset value, beginning of period	$9.04		$8.97	$8.48	$10.39		$12.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.03)	$(0.04)	$(0.00	)(w)	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.25	0.53	0.00	(g)(w)	(1.64)
Total from investment operations	$0.43		$0.22	$0.49	$0.00	(w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.15)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	(1.91)		—
Total distributions declared to shareholders	$(0.19)		$(0.15)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$9.28		$9.04	$8.97	$8.48		$10.39
Total return (%) (r)(s)(t)(x)	4.81	(n)	2.50	5.78	2.47		(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.71	(a)	2.61	2.51	2.56		2.91	(a)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.12		2.06	(a)
Net investment income (loss)	(0.41	)(a)	(0.28)	(0.43)	(0.05)		0.37	(a)
Portfolio turnover	31		69	85	138		92
Net assets at end of period (000 omitted)	$17,166		$18,845	$28,513	$29,495		$39,368
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	2.15	2.12		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class I			2011	2010	2009	2008 (c)

Net asset value, beginning of period	$9.33		$9.25	$8.66	$10.48	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.05	$0.03	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		0.26	0.54	0.06 (g)	(1.57)
Total from investment operations	$0.49		$0.32	$0.59	$0.09	$(1.51)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.24)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	(1.91)	—
Total distributions declared to shareholders	$(0.31)		$(0.24)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$9.51		$9.33	$9.25	$8.66	$10.48
Total return (%) (r)(s)(x)	5.38	(n)	3.54	6.81	3.50	(12.59	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.55	1.52	1.47	1.65	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.06	(a)
Net investment income	0.61	(a)	0.60	0.57	0.42	0.58	(a)
Portfolio turnover	31		69	85	138	92
Net assets at end of period (000 omitted)	$12,415		$10,737	$93,425	$73,185	$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	1.15	1.15	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class W			2011	2010	2009		2008 (c)

Net asset value, beginning of period	$9.32		$9.23	$8.65	$10.47		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.04	$0.09		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		0.28	0.54	0.00	(g)(w)	(1.66)
Total from investment operations	$0.49		$0.32	$0.58	$0.09		$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.23)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	(1.91)		—
Total distributions declared to shareholders	$(0.27)		$(0.23)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$9.54		$9.32	$9.23	$8.65		$10.47
Total return (%) (r)(s)(x)	5.39	(n)	3.53	6.71	3.51		(12.67	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.65	1.59	1.67		2.11	(a)
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.20		1.16	(a)
Net investment income	0.52	(a)	0.40	0.46	1.06		1.43	(a)
Portfolio turnover	31		69	85	138		92
Net assets at end of period (000 omitted)	$297		$289	$1,753	$2,064		$10,982
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.25	(a)	1.25	1.25	1.20		N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R1			2011	2010	2009	2008 (c)

Net asset value, beginning of period	$9.03		$8.97	$8.48	$10.39	$12.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.02)	$(0.04)	$(0.01)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.24	0.53	0.01 (g)	(1.56)
Total from investment operations	$0.43		$0.22	$0.49	$0.00 (w)	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.16)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	(1.91)	—
Total distributions declared to shareholders	$(0.22)		$(0.16)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$9.24		$9.03	$8.97	$8.48	$10.39
Total return (%) (r)(s)(x)	4.92	(n)	2.42	5.78	2.47	(13.37	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.71	(a)	2.63	2.51	2.55	2.65	(a)
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.12	2.06	(a)
Net investment loss	(0.45	)(a)	(0.23)	(0.43)	(0.07)	(0.40	)(a)
Portfolio turnover	31		69	85	138	92
Net assets at end of period (000 omitted)	$108		$131	$101	$95	$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.15	(a)	2.15	2.15	2.12	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R2			2011	2010	2009	2008 (c)

Net asset value, beginning of period	$9.18		$9.11	$8.57	$10.44	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.02	$0.01	$0.03	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		0.25	0.53	0.01 (g)	(1.56)
Total from investment operations	$0.45		$0.27	$0.54	$0.04	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.20)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	(1.91)	—
Total distributions declared to shareholders	$(0.26)		$(0.20)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$9.37		$9.18	$9.11	$8.57	$10.44
Total return (%) (r)(s)(x)	4.99	(n)	3.02	6.30	2.95	(12.93	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.12	2.01	2.05	2.15	(a)
Expenses after expense reductions (f)	1.65	(a)	1.65	1.65	1.62	1.56	(a)
Net investment income	0.12	(a)	0.24	0.08	0.39	0.08	(a)
Portfolio turnover	31		69	85	138	92
Net assets at end of period (000 omitted)	$126		$119	$132	$95	$93
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.65		1.65	1.65	1.62	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R3			2011	2010	2009	2008 (c)

Net asset value, beginning of period	$9.25		$9.18	$8.62	$10.46	$12.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.05	$0.03	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		0.24	0.53	0.02 (g)	(1.56)
Total from investment operations	$0.47		$0.29	$0.56	$0.07	$(1.53)
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.22)	$—	$—	$(0.01)
From net realized gain on investments	—		—	—	(1.91)	—
Total distributions declared to shareholders	$(0.28)		$(0.22)	$—	$(1.91)	$(0.01)
Net asset value, end of period (x)	$9.44		$9.25	$9.18	$8.62	$10.46
Total return (%) (r)(s)(x)	5.28	(n)	3.20	6.50	3.27	(12.76	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.87	1.76	1.80	1.90	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40	1.37	1.31	(a)
Net investment income	0.37	(a)	0.50	0.32	0.64	0.33	(a)
Portfolio turnover	31		69	85	138	92
Net assets at end of period (000 omitted)	$110		$105	$101	$95	$92
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.40	(a)	1.40	1.40	1.37	N/A

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/12 (unaudited)		Years ended 10/31
Class R4			2011	2010	2009		2008 (c)

Net asset value, beginning of period	$9.33		$9.25	$8.66	$10.49		$12.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.07	$0.05	$0.08		$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.46		0.25	0.54	(0.00	)(g)(w)	(1.64)
Total from investment operations	$0.49		$0.32	$0.59	$0.08		$(1.50)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.24)	$—	$—		$(0.01)
From net realized gain on investments	—		—	—	(1.91)		—
Total distributions declared to shareholders	$(0.31)		$(0.24)	$—	$(1.91)		$(0.01)
Net asset value, end of period (x)	$9.51		$9.33	$9.25	$8.66		$10.49
Total return (%) (r)(s)(x)	5.38	(n)	3.54	6.81	3.40		(12.50	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.62	1.52	1.56		1.98	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.12		1.06	(a)
Net investment income	0.62	(a)	0.73	0.57	0.99		1.43	(a)
Portfolio turnover	31		69	85	138		92
Net assets at end of period (000 omitted)	$926		$881	$1,045	$706		$1,136
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.15	(a)	1.15	1.15	1.12		N/A

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 20, 2007, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Diversified Target Return Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the

Notes to Financial Statements (unaudited) – continued

market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based

Notes to Financial Statements (unaudited) – continued

on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$42,238,081	$—	$—	$42,238,081
United Kingdom	4,755,364	887	—	4,756,251
Japan	493,903	3,644,926	—	4,138,829
Switzerland	2,045,119	—	—	2,045,119
France	1,851,535	—	—	1,851,535
Germany	1,567,639	2,135	—	1,569,774
Netherlands	903,647	—	—	903,647
Hong Kong	838,115	—	—	838,115
Brazil	611,272	38,987	—	650,259
Other Countries	4,198,786	594,047	0	4,792,833
Mutual Funds	4,996,245	—	—	4,996,245
Total Investments	$64,499,706	$4,280,982	$0	$68,780,688
Short Sales	$(49,933)	$—	$—	$(49,933)

Other Financial Instruments
Futures	$(451,506)	$255,127	$—	$(196,379)
Swaps	—	978,068	—	978,068
Forward Foreign Currency Exchange Contracts	—	(416,867)	—	(416,867)

For further information regarding security characteristics, see the Portfolio of Investments. At April 30, 2012, the fund held 1 level 3 security valued at $0, which was also held and valued at $0 at October 31, 2011.

Of the level 2 investments presented above, equity investments amounting to $38,987 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $12,670,656 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on

Notes to Financial Statements (unaudited) – continued

investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The volume of derivative activity, based on month-end notional amounts during the period, was as follows for the six months ended April 30, 2012:

	Percentage of Net Assets
	Forwards	Futures	Swaps	Options
Average Notional Amount Outstanding	109%	92%	108%	0%	(a)
Notional Amount Outstanding as of April 30, 2012	87%	90%	109%	0%

(a)	Less than 1%.

Notional amounts outstanding are at absolute value and are determined, when applicable, by netting notional amounts of contracts to buy and sell the same underlying instrument with the same counterparty and the same settlement date.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$952,084	$(174,175)
Foreign Exchange	Forward Foreign Currency Exchange	243,601	(660,468)
Equity	Equity Futures	551,113	(747,492)
Credit	Credit Default Swaps	438,288	(238,129)
Total		$2,185,086	$(1,820,264)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions	Investment Transactions (Purchased Options)	Written Options
Interest Rate	$184,413	$(116,588)	$—	$—	$—
Foreign Exchange	—	—	1,985,912	—	—
Equity	(9,325,018)	—	—	(267,468)	21,848
Credit	—	93,151	—	—	—
Total	$(9,140,605)	$(23,437)	$1,985,912	$(267,468)	$21,848

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$(84,604)	$1,083,554	$—	$—	$—
Foreign Exchange	—	—	(1,289,588)	—	—
Equity	4,601,462	—	—	(94,509)	523
Credit	—	517,370	—	—	—
Total	$4,516,858	$1,600,924	$(1,289,588)	$(94,509)	$523

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives

Notes to Financial Statements (unaudited) – continued

Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability on the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of

Notes to Financial Statements (unaudited) – continued

the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Written Option Transactions

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1	$877
Options written	199	1,421,103
Options closed	(173)	(1,420,056)
Options expired	(27)	(1,924)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation.

Notes to Financial Statements (unaudited) – continued

Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate, duration, or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive

Notes to Financial Statements (unaudited) – continued

foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the

Notes to Financial Statements (unaudited) – continued

agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swaps in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable

Notes to Financial Statements (unaudited) – continued

obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of April 30, 2012 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. If a defined credit event had occurred as of April 30, 2012, the swaps’ credit-risk-related contingent features would have been triggered and, for those swaps in a net liability position for which the fund is the protection seller, the fund in order to settle these swaps would have been required to either (1) pay the swap’s notional value of $11,100,000 less the value of the contracts’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swaps in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2012, this expense amounted to $611. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income,

Notes to Financial Statements (unaudited) – continued

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains)	$4,700,065

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$53,450,549
Gross appreciation	16,098,832
Gross depreciation	(768,693)
Net unrealized appreciation (depreciation)	$15,330,139

As of 10/30/11
Undistributed ordinary income	2,064,476
Capital loss carryforwards	(54,198,769)
Other temporary differences	(1,442,370)
Net unrealized appreciation (depreciation)	12,634,125

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/17	$(42,354,260)
10/31/18	(11,844,509)
Total	$(54,198,769)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

	From net investment income
	Six months ended 4/30/12	Year ended 10/31/11
Class A	$1,198,992	$1,530,561
Class B	84,648	87,497
Class C	369,091	475,742
Class I	370,779	2,527,561
Class W	8,099	46,771
Class R1	3,256	1,778
Class R2	3,317	2,958
Class R3	3,198	2,451
Class R4	28,628	24,746
Total	$2,070,008	$4,700,065

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

The management fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary

Notes to Financial Statements (unaudited) – continued

expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class W	Class R1	Class R2	Class R3	Class R4
1.40%	2.15%	2.15%	1.15%	1.25%	2.15%	1.65%	1.40%	1.15%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2014. For the six months ended April 30, 2012, this reduction amounted to $206,928 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,289 for the six months ended April 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$49,756
Class B	0.75%	0.25%	1.00%	1.00%	19,399
Class C	0.75%	0.25%	1.00%	1.00%	88,500
Class W	0.10%	—	0.10%	0.10%	141
Class R1	0.75%	0.25%	1.00%	1.00%	605
Class R2	0.25%	0.25%	0.50%	0.50%	300
Class R3	—	0.25%	0.25%	0.25%	132
Total Distribution and Service Fees					$158,833

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the

Notes to Financial Statements (unaudited) – continued

event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2012, were as follows:

Amount
Class A	$—
Class B	3,404
Class C	644

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2012, the fee was $10,387, which equated to 0.0280% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $43,750.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0285% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid

Notes to Financial Statements (unaudited) – continued

by the fund to Tarantino LLC and Griffin Compliance LLC were $513 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $128, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $20,280,169 and $27,556,943, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares		Amount
Shares sold
Class A	615,010	$5,655,808	1,087,702		$9,974,156
Class B	20,141	182,341	59,693		540,555
Class C	88,211	790,049	233,578		2,106,266
Class I	474,245	4,391,911	2,541,297		23,415,565
Class W	1,520	14,000	96,788		895,260
Class R1	233	2,089	3,264		29,260
Class R2	41	370	594		5,396
Class R3	—	—	0	(a)	1
Class R4	3,401	31,361	13,166		121,606
	1,202,802	$11,067,929	4,036,082		$37,088,065
Shares issued to shareholders in reinvestment of distributions
Class A	109,010	$976,729	125,342		$1,149,384
Class B	7,253	64,191	7,554		68,288
Class C	30,806	272,327	35,865		323,505
Class I	8,455	76,264	218,096		2,010,847
Class W	895	8,099	5,022		46,299
Class R1	370	3,256	198		1,778
Class R2	372	3,317	324		2,958
Class R3	357	3,198	267		2,451
Class R4	3,174	28,628	2,681		24,746
	160,692	$1,436,009	395,349		$3,630,256

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(995,716)	$(9,150,171)	(4,463,899)	$(40,885,009)
Class B	(42,465)	(384,025)	(265,849)	(2,389,698)
Class C	(354,095)	(3,195,358)	(1,363,459)	(12,204,101)
Class I	(327,529)	(3,019,701)	(11,712,091)	(106,642,384)
Class W	(2,256)	(20,574)	(260,790)	(2,383,769)
Class R1	(3,378)	(30,036)	(258)	(2,296)
Class R2	0 (a)	(3)	(2,417)	(21,635)
Class R4	(3,674)	(33,929)	(34,354)	(318,006)
	(1,729,113)	$(15,833,797)	(18,103,117)	$(164,846,898)
Net change
Class A	(271,696)	$(2,517,634)	(3,250,855)	$(29,761,469)
Class B	(15,071)	(137,493)	(198,602)	(1,780,855)
Class C	(235,078)	(2,132,982)	(1,094,016)	(9,774,330)
Class I	155,171	1,448,474	(8,952,698)	(81,215,972)
Class W	159	1,525	(158,980)	(1,442,210)
Class R1	(2,775)	(24,691)	3,204	28,742
Class R2	413	3,684	(1,499)	(13,281)
Class R3	357	3,198	267	2,452
Class R4	2,901	26,060	(18,507)	(171,654)
	(365,619)	$(3,329,859)	(13,671,686)	$(124,128,577)

(a)	Less than 1 share.

On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $283 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	526,738	55,730,833	(51,261,326)	4,996,245

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,969	$4,996,245

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.